UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: April 30

Date of reporting period: October 31, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

HANSBERGER

GLOBAL VALUE FUND

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   OCTOBER 31, 2004

HANSBERGER GLOBAL INVESTORS, INC.

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN

Chairman, President and

Chief Executive Officer

Dear Shareholder,

We are pleased to present the semi-annual report for the Smith Barney Hansberger Global Value Fund covering the six months ended October 31, 2004. Over the past six months, global equities generally performed well despite facing a number of significant challenges. For example, there was a seemingly endless rise in energy prices, which threatened to slow the pace of the global economy. In addition, a strong demand for raw materials such as steel, copper, iron ore and chemicals, also led to upward pressure on the prices of these and other basic materials. With interest rates in the U.S. and elsewhere hovering near historically low levels and stubbornly weak U.S. employment data, concerns of imminent inflationary pressures and a slowdown in economic growth (stagflation) became a new factor for global investors to consider. Monetary policymakers in many countries acted, however, and interest rates were raised in countries such as the United States, the United Kingdom and Australia.

The upward movement of equity markets over the reporting period was led by strong performance in the energy and utilities sectors. As oil prices pushed above $50 per barrel, shares of energy and energy-related companies continued to generate strong performance. While the fund’s energy holdings performed well during this period, an underweight allocation of these stocks versus the benchmark detracted from relative results. Interestingly, utility companies, which are typically large consumers of fossil fuels, were also among the best performers, as they were able to raise prices and recover higher fuel costs. As in the case with the energy sector, positive performance by the fund’s utility holdings during the period was offset by an underweight allocation to the sector.

Companies in defensive sectors such as healthcare and consumer staples, as well as companies in the information technology sector, lagged the overall market during the reporting period. Healthcare and consumer staples companies have historically been shunned by investors during times of economic expansion. News of the withdrawal of a major drug by U.S.-based Merck & Co. caused the overall healthcare sector to decline. In addition, several profit warnings by large consumer staples

PERFORMANCE SNAPSHOT

AS OF OCTOBER 31, 2004

(excluding sales charges)

6 Months

Class A Shares — Hansberger Global Value Fund	1.96%

MSCI ACWI (All Country World Index) Free Index	4.66%

Lipper Global Large-Cap Value Funds Category Average	2.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 1.57%, Class C shares returned 1.48% and Class Y shares returned 2.21% over the six months ended October 31, 2004.

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companies led to negative returns for this sector during the period. Meanwhile, information technology stocks fell on concerns that spending by consumers and businesses on information technology products and services may be slowing.

During the period, the U.S. dollar continued to decline in value as compared to other major currencies. The fund’s performance benefited in part from this fall due to its underweight allocation to the U.S. equity market.

For the six months ended October 31, 2004, Class A shares of the Smith Barney Hansberger Global Value Fund, excluding sales charges, returned 1.96%. These shares underperformed the fund’s unmanaged benchmark, the MSCI ACWI (All Country World Index) Free Index,i which returned 4.66% for the same period. They also underperformed its Lipper global large-cap value funds category average,ii which was 2.48%.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, two former employees and a current employee of CAM relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 17, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the fund is subject to certain risks of overseas investing, not associated with domestic investing, including currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The MSCI ACWI (All Country World Index) Free Index is a market capitalization weighted equity index of stocks traded in 47 world markets.
ii	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended October 31, 2004, calculated among the 24 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

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Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2004 and held for the six months ended October 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	1.96%	$1,000.00	$1,019.60	1.65%	$8.40

Class B	1.57	1,000.00	1,015.70	2.38	12.09

Class C(4)	1.48	1,000.00	1,014.80	2.49	12.65

Class Y	2.21	1,000.00	1,022.10	1.06	5.40

(1)	For the six months ended October 31, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary waiver) are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(4)	On April 29, 2004, Class L shares were renamed as Class C shares.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,016.89	1.65%	$8.39

Class B	5.00	1,000.00	1,013.21	2.38	12.08

Class C(3)	5.00	1,000.00	1,012.65	2.49	12.63

Class Y	5.00	1,000.00	1,019.86	1.06	5.40

(1)	For the six months ended October 31, 2004.
(2)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(3)	On April 29, 2004, Class L shares were renamed as Class C shares.

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Schedule of Investments (unaudited)	October 31, 2004

SHARES	SECURITY	VALUE
STOCK — 99.0%
Brazil — 1.3%
60,500	Petroleo Brasileiro S.A., ADR (a)	$2,148,355

Finland — 1.1%
120,000	Nokia OYJ	1,849,479

France — 9.4%
113,962	AXA	2,450,852
25,200	BNP Paribas S.A. (a)	1,713,866
36,500	Carrefour S.A. (a)	1,597,381
24,000	Groupe Danone (a)	2,007,045
31,000	Schneider Electric S.A. (a)	2,051,025
75,500	Suez S.A. (a)	1,763,252
16,400	Total Fina Elf S.A. (a)	3,407,794

		14,991,215

Germany — 3.0%
23,000	E.On AG	1,870,055
29,000	Linde AG	1,750,491
28,000	Volkswagen AG (a)	1,242,879

		4,863,425

Hong Kong — 5.2%
220,781	HSBC Holdings PLC	3,574,023
262,600	Hutchison Whampoa Ltd.	2,024,282
2,705,000	Johnson Electric Holdings Ltd. (a)	2,693,358

		8,291,663

Italy — 2.0%
140,000	ENI S.p.A (a)	3,176,801

Japan — 10.7%
200,000	Asahi Glass Co., Ltd.	1,837,389
49,000	Canon Inc.	2,417,185
88,000	JS Group Corp.	1,565,440
1,087,000	Kawasaki Heavy Industries, Ltd. (a)	1,722,468
464,000	Mazda Motor Corp. (a)	1,374,231
77,000	Pioneer Corp. (a)	1,393,728
11,000	Rohm Co. Ltd.	1,128,844
72,000	Sony Corp. (a)	2,505,942
555,000	The Sumitomo Trust & Banking Co., Ltd.	3,235,144

		17,180,371

Mexico — 0.9%
52,279	CEMEX, S.A. de C.V. ADR	1,515,045

The Netherlands — 1.7%
101,087	ING Groep N.V. (a)	2,673,963

Singapore — 3.3%
360,000	DBS Group Holdings Ltd.	3,375,507
285,000	Singapore Airlines Ltd.	1,832,908

		5,208,415

South Korea — 5.6%
72,000	Kookmin Bank ADR (a)(b)	2,421,360
57,500	LG Chem Ltd.	2,150,156
14,400	Samsung Electronics Co., Ltd. GDR (c)	2,822,400
76,000	SK Telecom Co., Ltd. ADR (a)	1,499,480

		8,893,396

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES	SECURITY	VALUE
Spain — 2.2%
316,800	Telefónica Móviles, S.A. (a)	$3,553,937

Switzerland — 3.7%
35,600	Lonza Group AG	1,737,672
11,100	Nestle S.A., Registered B Shares	2,623,342
32,000	Novartis AG	1,524,572

		5,885,586

United Kingdom — 10.1%
397,000	Compass Group PLC	1,638,756
163,172	GlaxoSmithKline PLC	3,433,606
120,000	HBOS PLC	1,606,009
342,000	Kesa Electricals PLC	1,706,618
382,821	Kingfisher PLC	2,122,772
164,557	Lloyds TSB Group PLC	1,301,173
198,000	Unilever PLC	1,667,321
1,032,176	Vodafone Group PLC	2,641,614

		16,117,869

United States — 38.8%
69,000	Alliance Capital Management Holding L.P. (a)	2,622,000
45,600	American International Group, Inc.	2,768,376
40,300	Bank of America Corp.	1,805,037
72,500	Baxter International Inc.	2,230,100
38,000	Best Buy Co., Inc.	2,250,360
21,000	Caterpillar, Inc.	1,691,340
68,000	Eastman Kodak Co.	2,059,040
113,000	Electronic Data Systems Corp.	2,403,510
120,000	The Gap, Inc.	2,397,600
84,862	General Electric Co.	2,895,491
59,000	HCA Inc.	2,167,070
74,000	The Home Depot, Inc.	3,039,920
30,100	International Business Machines Corp.	2,701,475
72,000	JPMorgan Chase & Co.	2,779,200
60,000	Jones Apparel Group, Inc.	2,118,000
63,000	McDonald’s Corp.	1,836,450
56,000	Merck & Co., Inc.	1,753,360
45,000	Merrill Lynch & Co., Inc.	2,427,300
70,500	MetLife, Inc.	2,703,675
80,000	Microsoft Corp.	2,239,200
63,000	Pfizer Inc.	1,823,850
272,000	Tellabs, Inc. (b)	2,176,000
98,000	Teradyne, Inc. (b)	1,622,880
89,000	Tyco International Ltd.	2,772,350
225,000	Unisys Corp. (b)	2,389,500
96,000	The Walt Disney Co.	2,421,120
49,000	Wyeth	1,942,850

		62,037,054

	TOTAL STOCK (Cost — $136,600,093)	158,386,574

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	October 31, 2004

WARRANTS		SECURITY	VALUE
WARRANTS — 0.0%
United States — 0.0%
1,307		TIMCO Aviation Services, Inc. Expire 2/27/07 (b)(e) (Cost — $1)†	$0

FACE AMOUNT	RATING
CONVERTIBLE BONDS AND NOTES — 0.0%
United States — 0.0%
$ 1,417	NR*	TIMCO Aviation Services, Inc., Jr. Sub. Notes, 8.000% due 1/2/07 (d)(e) (Cost — $157)†	0

REPURCHASE AGREEMENT — 0.6%
915,000		State Street Bank & Trust Co. dated 10/29/04, 1.700% due 11/1/04; Proceeds at maturity —$915,130; (Fully collateralized by U.S. Treasury Bonds, 10.000% due 5/15/10; Market value — $935,250) (Cost — $915,000)	915,000

		TOTAL INVESTMENTS — 99.6% (Cost — $137,515,251**)	159,301,574
		Other Assets in Excess of Liabilities — 0.4%	644,168

		TOTAL NET ASSETS — 100.0%	$159,945,742

LOANED SECURITIES COLLATERAL
34,280,714		State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $34,280,714)	$34,280,714

(a)	All or a portion of this security is on loan (See Notes 1 and 3).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(d)	Upon maturity, notes will convert to common stock.
(e)	Security is valued in good faith at fair value by or the under the direction of the Board of Directors.
†	This security has been deemed illiquid.
*	Indicates that the bond is not rated by Standard & Poor’s Rating Service or Moody’s Investors Service.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Summary of Investments by Sector*** (unaudited)
Financials	23.5%
Consumer Discretionary	17.6
Industrials	14.3
Information Technology	13.7
Healthcare	9.3
Energy	5.5
Consumer Staples	5.0
Telecommunication Services	4.8
Materials	3.4
Utilities	2.3
Repurchase Agreement	0.6

100.0%

***	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2004 and are subject to change.

See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)	October 31, 2004

ASSETS:
Investments, at value (Cost — $137,515,251)	$159,301,574
Loaned securities collateral, at value (Cost — $34,280,714) (Notes 1 and 3)	34,280,714
Cash	443
Receivable for securities sold	1,388,126
Dividends and interest receivable	230,972
Receivable for Fund shares sold	10,250
Receivable for open forward foreign currency contracts (Notes 1 and 3)	356
Prepaid expenses	26,409

Total Assets	195,238,844

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	34,280,714
Payable for securities purchased	817,394
Management fee payable	130,871
Distribution plan fees payable	4,406
Payable for open forward foreign currency contracts (Notes 1 and 3)	3,091
Payable for Fund shares reacquired	2,590
Accrued expenses	54,036

Total Liabilities	35,293,102

Total Net Assets	$159,945,742

NET ASSETS:
Par value of capital shares ($0.001 par value, 10 billion shares authorized)	$13,337
Capital paid in excess of par value	172,113,198
Undistributed net investment income	964,915
Accumulated net realized loss from investment transactions	(34,944,994)
Net unrealized appreciation of investments and foreign currencies	21,799,286

Total Net Assets	$159,945,742

Shares Outstanding:
Class A	614,487

Class B	864,607

Class C	366,715

Class Y	11,491,568

Net Asset Value:
Class A (and redemption price)	$11.96

Class B *	$11.65

Class C *	$11.63

Class Y (and redemption price)	$12.03

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$12.59

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

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Statement of Operations (unaudited)	For the Six Months Ended October 31, 2004

INVESTMENT INCOME:
Dividends	$2,017,260
Interest	51,022
Less: Foreign withholding tax	(172,520)

Total Investment Income	1,895,762

EXPENSES:
Management fee (Note 2)	807,726
Distribution plan fees (Notes 2 and 4)	83,191
Custody	38,729
Transfer agency services (Notes 2 and 4)	28,610
Audit and legal	24,445
Registration fees	22,560
Directors’ fees	13,745
Shareholder communications (Note 4)	10,570
Pricing fees	5,517
Other	3,619

Total Expenses	1,038,712
Less: Management fee waiver (Notes 2 and 8)	(13,068)

Net Expenses	1,025,644

Net Investment Income	870,118

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain From:
Investment transactions	7,816,529
Foreign currency transactions	45,244

Net Realized Gain	7,861,773

Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(5,312,901)
Foreign currencies	9,915

Net Decrease in Unrealized Appreciation	(5,302,986)

Net Gain on Investments and Foreign Currencies	2,558,787

Increase in Net Assets From Operations	$3,428,905

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the Six Months Ended October 31, 2004 (unaudited)

and the Year Ended April 30, 2004

	October 31	April 30
OPERATIONS:
Net investment income	$870,118	$1,167,344
Net realized gain	7,861,773	11,826,159
Net increase (decrease) in unrealized appreciation	(5,302,986)	36,070,767

Increase in Net Assets From Operations	3,428,905	49,064,270

DIVIDENDS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	—	(1,650,500)

Decrease in Net Assets From Dividends to Shareholders	—	(1,650,500)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	1,061,633	5,322,459
Net asset value of shares issued for reinvestment of dividends	—	37,616
Cost of shares reacquired	(19,969,584)	(13,594,998)

Decrease in Net Assets From Fund Share Transactions	(18,907,951)	(8,234,923)

Increase (Decrease) in Net Assets	(15,479,046)	39,178,847
NET ASSETS:
Beginning of period	175,424,788	136,245,941

End of period*	$159,945,742	$175,424,788

* Includes undistributed net investment income of:	$964,915	$94,797

See Notes to Financial Statements.

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Financial Highlights

For a share of each class of capital stock outstanding throughout each year or period ended April 30, unless otherwise noted:

Class A Shares(1)	2004(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.73		$ 8.67	$10.86	$11.79	$13.14	$12.00

Income (Loss) From Operations:
Net investment income	0.03		0.04	0.06	0.04	0.05	0.06
Net realized and unrealized gain (loss)	0.20		3.09	(2.20)	(0.94)	(1.38)	1.11

Total Income (Loss) From Operations	0.23		3.13	(2.14)	(0.90)	(1.33)	1.17

Less Dividends From:
Net investment income	—		(0.07)	(0.05)	(0.03)	(0.02)	(0.03)

Total Dividends	—		(0.07)	(0.05)	(0.03)	(0.02)	(0.03)

Net Asset Value, End of Period	$11.96		$11.73	$ 8.67	$10.86	$11.79	$13.14

Total Return(3)	1.96	%‡	36.11%	(19.71)%	(7.61)%	(10.10)%	9.75%

Net Assets, End of Period (000s)	$7,350		$7,679	$5,280	$7,704	$10,367	$18,339

Ratio to Average Net Assets:
Expenses	1.65	%†(4)	1.55%	1.54%	1.56%	1.49%	1.42%
Net investment income	0.57	†	0.33	0.65	0.35	0.39	0.48

Portfolio Turnover Rate	13%		27%	36%	43%	74%	50%

Class B Shares(1)	2004(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.47		$ 8.49	$10.66	$11.62	$13.03	$11.97

Income (Loss) From Operations:
Net investment loss	(0.01)		(0.05)	(0.01)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	0.19		3.03	(2.16)	(0.92)	(1.36)	1.10

Total Income (Loss) From Operations	0.18		2.98	(2.17)	(0.96)	(1.41)	1.06

Net Asset Value, End of Period	$11.65		$11.47	$ 8.49	$10.66	$11.62	$13.03

Total Return(3)	1.57	%‡	35.10%	(20.36)%	(8.26)%	(10.82)%	8.86%

Net Assets, End of Period (000s)	$10,072		$10,937	$8,831	$13,993	$20,476	$32,024

Ratio to Average Net Assets:
Expenses	2.38	%†(4)	2.34%	2.31%	2.31%	2.29%	2.19%
Net investment loss	(0.15	)†	(0.45)	(0.13)	(0.33)	(0.39)	(0.32)

Portfolio Turnover Rate	13%		27%	36%	43%	74%	50%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended October 31, 2004 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment manager waived a portion of its management fee for the six months ended October 31, 2004. If such fee were not waived, the annualized expense ratios would have been 1.67% and 2.40% for Class A and B shares, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

12        Smith Barney Hansberger Global Value Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended April 30, unless otherwise noted:

Class C Shares(1)(2)	2004(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.46		$ 8.49	$10.65	$11.62	$13.02	$11.97

Income (Loss) From Operations:
Net investment loss	(0.02)		(0.05)	(0.01)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	0.19		3.02	(2.15)	(0.93)	(1.35)	1.09

Total Income (Loss) From Operations	0.17		2.97	(2.16)	(0.97)	(1.40)	1.05

Net Asset Value, End of Period	$11.63		$11.46	$ 8.49	$10.65	$11.62	$13.02

Total Return(4)	1.48	%‡	34.98%	(20.28)%	(8.35)%	(10.75)%	8.77%

Net Assets, End of Period (000s)	$4,264		$4,389	$3,189	$4,680	$6,094	$8,886

Ratio to Average Net Assets:
Expenses	2.49	%†(5)	2.37%	2.34%	2.35%	2.29%	2.21%
Net investment loss	(0.28	)†	(0.49)	(0.14)	(0.37)	(0.44)	(0.34)

Portfolio Turnover Rate	13%		27%	36%	43%	74%	50%

Class Y Shares(2)	2004(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.77		$ 8.69	$10.87	$11.81	$13.16	$12.03

Income (Loss) From Operations:
Net investment income	0.07		0.09	0.11	0.10	0.10	0.11
Net realized and unrealized gain (loss)	0.19		3.11	(2.21)	(0.95)	(1.37)	1.10

Total Income (Loss) From Operations	0.26		3.20	(2.10)	(0.85)	(1.27)	1.21

Less Dividends From:
Net investment income	—		(0.12)	(0.08)	(0.09)	(0.08)	(0.08)

Total Dividends	—		(0.12)	(0.08)	(0.09)	(0.08)	(0.08)

Net Asset Value, End of Period	$12.03		$11.77	$ 8.69	$10.87	$11.81	$13.16

Total Return(4)	2.21	%‡	36.86%	(19.30)%	(7.16)%	(9.64)%	10.07%

Net Assets, End of Period (000s)	$138,260		$152,420	$118,946	$159,333	$180,709	$185,122

Ratio to Average Net Assets:
Expenses	1.06	%†(5)	1.05%	1.05%	1.04%	1.06%	1.06%
Net investment income	1.17	†	0.83	1.18	0.92	0.81	0.81

Portfolio Turnover Rate	13%		27%	36%	43%	74%	50%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended October 31, 2004 (unaudited).
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager waived a portion of its management fee for the six months ended October 31, 2004. If such fee were not waived, the annualized expense ratios would have been 2.51% and 1.08% for Class C and Y shares, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

13        Smith Barney Hansberger Global Value Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

The Smith Barney Hansberger Global Value Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Forward Foreign Currency Contracts. The Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

14        Smith Barney Hansberger Global Value Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(e) Concentration of Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(f) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(g) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(h) Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(i) Class Accounting. Class specific expenses are charged to each class; management fees, general fund expenses, income, gains and/or losses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.95% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended October 31, 2004, SBFM waived a portion of its management fee amounting to $13,068.

On October 31, 2004, Smith Barney Allocation Series Inc. (“Allocation Series”), also managed by SBFM or one of its affiliates, owned substantially all of the Fund’s outstanding Class Y shares, which represented approximately 86% of the total net assets of the Fund. In connection with a proposed rebalancing of the fund holdings in the Allocation Series’ portfolios, SBFM has informed the Fund’s Board of Directors of its intention to redeem all of the Fund shares owned by Allocation Series as soon as is reasonably practicable.

15        Smith Barney Hansberger Global Value Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

SBFM has entered into a sub-advisory agreement with Hansberger Global Investors, Inc. (“Hansberger”). Pursuant to the sub-advisory agreement, Hansberger is responsible for the day-to-day portfolio operations and investment decisions of the Fund. SBFM pays Hansberger a fee of 0.50% of the Fund’s average daily net assets for the services Hansberger provides as sub-adviser.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended October 31, 2004, the Fund paid transfer agent fees of $10,989 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

On February 2, 2004, sales charges on Class L shares were eliminated. On April 29, 2004, the Fund’s Class L shares were renamed as Class C shares.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2004, CGM received sales charges of approximately $9,000 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2004, CDSCs paid to CGM were approximately $1,000 for Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended October 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$22,154,301

Sales	37,082,533

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,239,416
Gross unrealized depreciation	(5,453,093)

Net unrealized appreciation	$21,786,323

16        Smith Barney Hansberger Global Value Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At October 31, 2004, the Fund had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements was as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
British Pound	445,544	$817,395	11/2/04	$(1,292)

Contracts to Sell:
British Pound	69,926	128,286	11/1/04	(671)
British Pound	122,682	225,073	11/2/04	356
British Pound	39,053	71,624	11/2/04	(23)
Japanese Yen	35,615,626	335,933	11/1/04	(1,105)

				(1,443)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(2,735)

At October 31, 2004, the Fund loaned securities having a market value of $32,753,778. The Fund received cash collateral amounting to $34,280,714, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

Income earned by the Fund from securities lending for the six months ended October 31, 2004 was $120,412.

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended October 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Rule 12b-1 Distribution Plan Fees	$9,066	$52,516	$21,609

For the six months ended October 31, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C	Class Y
Transfer Agency Service Expenses	$8,734	$12,788	$6,417	$671

For the six months ended October 31, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C	Class Y
Shareholder Communication Expenses	$3,614	$3,962	$2,848	$146

5.	Dividends Paid to Shareholders by Class

	Six Months Ended October 31, 2004	Year Ended April 30, 2004
Net Investment Income
Class A	—	$39,598
Class B	—	—
Class C	—	—
Class Y	—	1,610,902

Total	—	$1,650,500

17        Smith Barney Hansberger Global Value Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Capital Shares

At October 31, 2004, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Fund and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

	Six Months Ended October 31, 2004		Year Ended April 30, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	49,832	$588,728	174,767	$2,008,998
Shares issued on reinvestment	—	—	3,237	37,616
Shares reacquired	(89,809)	(1,033,994)	(132,263)	(1,421,677)

Net Increase (Decrease)	(39,977)	$(445,266)	45,741	$624,937

Class B
Shares sold	21,607	$247,060	182,241	$2,086,870
Shares reacquired	(110,605)	(1,269,382)	(268,287)	(2,891,818)

Net Decrease	(88,998)	$(1,022,322)	(86,046)	$(804,948)

Class C*
Shares sold	19,823	$225,845	86,719	$958,925
Shares reacquired	(36,230)	(412,741)	(79,316)	(837,326)

Net Increase (Decrease)	(16,407)	$(186,896)	7,403	$121,599

Class Y
Shares sold	—	—	21,788	$267,666
Shares reacquired	(1,461,418)	$(17,253,467)	(749,509)	(8,444,177)

Net Decrease	(1,461,418)	$(17,253,467)	(727,721)	$(8,176,511)

*	On April 29, 2004, Class L shares were renamed as Class C shares.

7.	Capital Loss Carryforward

On April 30, 2004, the Fund had a net capital loss carryforward of approximately $42,807,000 of which $1,698,000 expires in 2008, $24,575,000 expires in 2010 and $16,534,000 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

8.	Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s busi -

18        Smith Barney Hansberger Global Value Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

ness was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

9.	Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

19        Smith Barney Hansberger Global Value Fund      |      2004 Semi-Annual Report

SMITH BARNEY

HANSBERGER

GLOBAL VALUE FUND

DIRECTORS

Paul R. Ades

Dwight B. Crane

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Jerome H. Miller

Ken Miller

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Kaprel Ozsolak

Chief Financial Officer
and Treasurer

Andrew Beagley

Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

SUB-INVESTMENT ADVISER

Hansberger Global Investors, Inc.

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island
02940-9699

Smith Barney Investment Funds Inc.

Smith Barney Hansberger Global Value Fund

The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. — Smith Barney Hansberger Global Value Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

FD02865 12/04  04-7546

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer of Smith Barney Investment Funds Inc.

Date: January 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer of Smith Barney Investment Funds Inc.

Date: January 5, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer of Smith Barney Investment Funds Inc.

Date: January 5, 2005